SHARE OPTIONS - Summary of Share Option Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Weighted Average Exercise Price of Outstanding Options (USD per share)	$ 5.48	$ 3.43
Options Outstanding and Unvested, Number of options (in shares)	1,100,000	0	226,667
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)	$ 5.48	$ 0	$ 3.75
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	4 years 6 months 18 days	0 years
Options Outstanding and Exercisable, Number of options (in shares)	190,000	240,000
Options Outstanding and Exercisable, Weighted average exercise price (in dollars per share)	$ 3.38	$ 3.43
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	0 years	0 years